RELATED PARTIES - Schedule of Balances of Related Parties (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of transactions between related parties
Financial assets	$ 170	$ 465
Total assets	2,122	2,209	[1]
Other current liabilities	(99)	(86)	[1]
Ultimate and Immediate parent
Disclosure of transactions between related parties
Total assets	50	371		$ 343
Total liabilities	(86)	(8)		(14)
Ultimate and Immediate parent | LLC Ukraine Tower Company
Disclosure of transactions between related parties
Right-of-use assets	0	0		0
Trade receivables	0	0		0
Trade and other payables	0	0		0
Lease liabilities	0	0		0
Other current liabilities	0	0		0
Ultimate and Immediate parent | LLC VEON Wholesale Services B.V
Disclosure of transactions between related parties
Trade and other payables	0	0		0
Ultimate and Immediate parent | VEON Group Holding Company Ltd
Disclosure of transactions between related parties
Trade and other payables	0	0		0
Ultimate and Immediate parent | VEON Amsterdam B.V.
Disclosure of transactions between related parties
Financial assets	0	363		343
Indemnity receivable	40	0		0
Other receivables	9	0		0
Loan note payable	(57)	0		0
Ultimate and Immediate parent | VEON Ltd.
Disclosure of transactions between related parties
Financial assets	1	8		0
Trade and other payables	(17)	(8)		(14)
Other current liabilities	(12)	0		0
Ultimate and Immediate parent | VimpelCom Global Services Ukraine
Disclosure of transactions between related parties
Current borrowings	0	0		0
Entities under common control
Disclosure of transactions between related parties
Total assets	215	169		178
Total liabilities	(275)	(201)		(199)
Entities under common control | LLC Ukraine Tower Company
Disclosure of transactions between related parties
Right-of-use assets	214	169		167
Trade receivables	1	0		11
Trade and other payables	(8)	(6)		(5)
Lease liabilities	(250)	(195)		(184)
Other current liabilities	0	0		(1)
Entities under common control | LLC VEON Wholesale Services B.V
Disclosure of transactions between related parties
Trade and other payables	0	0		(4)
Entities under common control | VEON Group Holding Company Ltd
Disclosure of transactions between related parties
Trade and other payables	(17)	0		(1)
Entities under common control | VEON Amsterdam B.V.
Disclosure of transactions between related parties
Financial assets	0	0		0
Indemnity receivable	0	0		0
Other receivables	0	0		0
Loan note payable	0	0		0
Entities under common control | VEON Ltd.
Disclosure of transactions between related parties
Financial assets	0	0		0
Trade and other payables	0	0		0
Other current liabilities	0	0		0
Entities under common control | VimpelCom Global Services Ukraine
Disclosure of transactions between related parties
Current borrowings	$ 0	$ 0		$ (4)

[1]	*Prior period comparatives have been reclassified to conform with the current period presentation